Distribution Date:	06/17/24	JPMCC Commercial Mortgage Securities Trust 2017-JP7
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	J.P. Morgan Chase Commercial Mortgage Securities
Series 2017-JP7

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Kunal Singh	(212) 834-5467

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	465968AA3	1.968800%	25,027,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	465968AB1	3.037500%	43,242,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	465968AC9	3.378500%	129,650,000.00	105,291,007.74	19,361,122.46	296,438.06	0.00	0.00	19,657,560.52	85,929,885.28	35.45%	30.00%
A-4	465968AD7	3.194600%	126,558,000.00	126,558,000.00	0.00	336,918.49	0.00	0.00	336,918.49	126,558,000.00	35.45%	30.00%
A-5	465968AE5	3.454000%	211,000,000.00	211,000,000.00	0.00	607,328.33	0.00	0.00	607,328.33	211,000,000.00	35.45%	30.00%
A-SB	465968AF2	3.241200%	32,225,000.00	20,107,376.95	592,882.01	54,310.03	0.00	0.00	647,192.04	19,514,494.94	35.45%	30.00%
A-S	465968AJ4	3.697200%	66,908,000.00	66,908,000.00	0.00	206,143.55	0.00	0.00	206,143.55	66,908,000.00	25.70%	21.75%
B	465968AK1	4.050000%	36,495,000.00	36,495,000.00	0.00	123,170.63	0.00	0.00	123,170.63	36,495,000.00	20.38%	17.25%
C	465968AL9	3.767883%	39,536,000.00	39,536,000.00	0.00	124,139.19	0.00	0.00	124,139.19	39,536,000.00	14.62%	12.38%
D	465968AM7	4.517883%	17,234,000.00	17,234,000.00	0.00	64,884.33	0.00	0.00	64,884.33	17,234,000.00	12.11%	10.25%
E-RR	465968AP0	4.517883%	25,344,000.00	25,344,000.00	0.00	95,417.69	0.00	0.00	95,417.69	25,344,000.00	8.42%	7.12%
F-RR	465968AR6	4.517883%	16,220,000.00	16,220,000.00	0.00	61,066.72	0.00	0.00	61,066.72	16,220,000.00	6.06%	5.13%
G-RR	465968AT2	4.517883%	9,124,000.00	9,124,000.00	0.00	34,350.97	0.00	0.00	34,350.97	9,124,000.00	4.73%	4.00%
NR-RR*	465968AV7	4.517883%	32,439,952.00	32,439,952.00	0.00	241,881.09	0.00	0.00	241,881.09	32,439,952.00	0.00%	0.00%
R	465968AX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			811,002,952.00	706,257,336.69	19,954,004.47	2,246,049.08	0.00	0.00	22,200,053.55	686,303,332.22

X-A	465968AG0	1.118209%	634,610,000.00	529,864,384.69	0.00	493,749.38	0.00	0.00	493,749.38	509,910,380.22
X-B	465968AH8	0.614583%	76,031,000.00	76,031,000.00	0.00	38,939.50	0.00	0.00	38,939.50	76,031,000.00
Notional SubTotal			710,641,000.00	605,895,384.69	0.00	532,688.88	0.00	0.00	532,688.88	585,941,380.22

Deal Distribution Total					19,954,004.47	2,778,737.96	0.00	0.00	22,732,742.43

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	465968AA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	465968AB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	465968AC9	812.11729842	149.33376367	2.28644859	0.00000000	0.00000000	0.00000000	0.00000000	151.62021226	662.78353475
A-4	465968AD7	1,000.00000000	0.00000000	2.66216667	0.00000000	0.00000000	0.00000000	0.00000000	2.66216667	1,000.00000000
A-5	465968AE5	1,000.00000000	0.00000000	2.87833332	0.00000000	0.00000000	0.00000000	0.00000000	2.87833332	1,000.00000000
A-SB	465968AF2	623.96825291	18.39820047	1.68533840	0.00000000	0.00000000	0.00000000	0.00000000	20.08353887	605.57005244
A-S	465968AJ4	1,000.00000000	0.00000000	3.08100003	0.00000000	0.00000000	0.00000000	0.00000000	3.08100003	1,000.00000000
B	465968AK1	1,000.00000000	0.00000000	3.37500014	0.00000000	0.00000000	0.00000000	0.00000000	3.37500014	1,000.00000000
C	465968AL9	1,000.00000000	0.00000000	3.13990262	0.00000000	0.00000000	0.00000000	0.00000000	3.13990262	1,000.00000000
D	465968AM7	1,000.00000000	0.00000000	3.76490252	0.00000000	0.00000000	0.00000000	0.00000000	3.76490252	1,000.00000000
E-RR	465968AP0	1,000.00000000	0.00000000	3.76490254	0.00000000	0.00000000	0.00000000	0.00000000	3.76490254	1,000.00000000
F-RR	465968AR6	1,000.00000000	0.00000000	3.76490259	0.00000000	0.00000000	0.00000000	0.00000000	3.76490259	1,000.00000000
G-RR	465968AT2	1,000.00000000	0.00000000	3.76490246	0.00000000	0.00000000	0.00000000	0.00000000	3.76490246	1,000.00000000
NR-RR	465968AV7	1,000.00000000	0.00000000	7.45627151	(3.69136890)	23.20145418	0.00000000	0.00000000	7.45627151	1,000.00000000
R	465968AX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	465968AG0	834.94490268	0.00000000	0.77803593	0.00000000	0.00000000	0.00000000	0.00000000	0.77803593	803.50196218
X-B	465968AH8	1,000.00000000	0.00000000	0.51215294	0.00000000	0.00000000	0.00000000	0.00000000	0.51215294	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	05/01/24 - 05/30/24	30	0.00	296,438.06	0.00	296,438.06	0.00	0.00	0.00	296,438.06	0.00
A-4	05/01/24 - 05/30/24	30	0.00	336,918.49	0.00	336,918.49	0.00	0.00	0.00	336,918.49	0.00
A-5	05/01/24 - 05/30/24	30	0.00	607,328.33	0.00	607,328.33	0.00	0.00	0.00	607,328.33	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	54,310.03	0.00	54,310.03	0.00	0.00	0.00	54,310.03	0.00
X-A	05/01/24 - 05/30/24	30	0.00	493,749.38	0.00	493,749.38	0.00	0.00	0.00	493,749.38	0.00
X-B	05/01/24 - 05/30/24	30	0.00	38,939.50	0.00	38,939.50	0.00	0.00	0.00	38,939.50	0.00
A-S	05/01/24 - 05/30/24	30	0.00	206,143.55	0.00	206,143.55	0.00	0.00	0.00	206,143.55	0.00
B	05/01/24 - 05/30/24	30	0.00	123,170.63	0.00	123,170.63	0.00	0.00	0.00	123,170.63	0.00
C	05/01/24 - 05/30/24	30	0.00	124,139.19	0.00	124,139.19	0.00	0.00	0.00	124,139.19	0.00
D	05/01/24 - 05/30/24	30	0.00	64,884.33	0.00	64,884.33	0.00	0.00	0.00	64,884.33	0.00
E-RR	05/01/24 - 05/30/24	30	0.00	95,417.69	0.00	95,417.69	0.00	0.00	0.00	95,417.69	0.00
F-RR	05/01/24 - 05/30/24	30	0.00	61,066.72	0.00	61,066.72	0.00	0.00	0.00	61,066.72	0.00
G-RR	05/01/24 - 05/30/24	30	0.00	34,350.97	0.00	34,350.97	0.00	0.00	0.00	34,350.97	0.00
NR-RR	05/01/24 - 05/30/24	30	869,129.70	122,133.26	0.00	122,133.26	(119,747.83)	0.00	0.00	241,881.09	752,654.06
Totals			869,129.70	2,658,990.13	0.00	2,658,990.13	(119,747.83)	0.00	0.00	2,778,737.96	752,654.06

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	22,732,742.43
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,670,489.81	Master Servicing Fee	4,400.46
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,818.59
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	304.08
ARD Interest	0.00	Operating Advisor Fee	1,321.65
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	364.90
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,670,489.81	Total Fees	11,499.69

Principal		Expenses/Reimbursements
Scheduled Principal	520,272.59	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	23,722.71
Principal Prepayments	14,682,510.25	Special Servicing Fees (Monthly)	(143,470.54)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	4,751,221.63	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	19,954,004.47	Total Expenses/Reimbursements	(119,747.83)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,778,737.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	19,954,004.47
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	22,732,742.43
Total Funds Collected	22,624,494.28	Total Funds Distributed	22,624,494.29

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	706,257,336.75	706,257,336.75	Beginning Certificate Balance	706,257,336.69
(-) Scheduled Principal Collections	520,272.59	520,272.59	(-) Principal Distributions	19,954,004.47
(-) Unscheduled Principal Collections	19,433,731.88	19,433,731.88	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	686,303,332.28	686,303,332.28	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	708,193,054.06	708,193,054.06	Ending Certificate Balance	686,303,332.22
Ending Actual Collateral Balance	688,281,721.75	688,281,721.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.06)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.06)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	41,143,143.70	5.99%	37	4.7331	NAP	Defeased	5	41,143,143.70	5.99%	37	4.7331	NAP
	9,999,999 or less	9	59,940,775.16	8.73%	37	4.6936	1.887205	1.49 or less	10	197,113,481.15	28.72%	36	4.7002	1.217924
10,000,000 to 19,999,999		11	162,609,434.87	23.69%	36	4.9464	1.540156	1.50 to 1.74	6	150,025,366.93	21.86%	37	4.2111	1.648593
20,000,000 to 24,999,999		1	20,387,383.61	2.97%	37	4.9700	1.521300	1.75 to 1.99	3	23,570,560.93	3.43%	37	4.6548	1.802334
25,000,000 to 49,999,999		4	141,943,415.04	20.68%	24	4.2656	2.178717	2.00 to 2.24	3	47,621,606.44	6.94%	36	5.1006	2.122444
	50,000,000 or greater	4	260,279,179.90	37.92%	28	3.8847	2.710778	2.25 or greater	7	226,829,173.13	33.05%	20	3.9355	3.431821
	Totals	34	686,303,332.28	100.00%	31	4.3688	2.136271	Totals	34	686,303,332.28	100.00%	31	4.3688	2.136271
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	41,143,143.70	5.99%	37	4.7331	NAP	Pennsylvania	6	33,215,252.43	4.84%	33	4.9230	1.613346
Alabama	2	1,771,493.31	0.26%	0	3.5628	3.812800	South Carolina	3	6,868,727.30	1.00%	33	4.6765	2.037775
Arizona	4	25,370,530.56	3.70%	32	4.4238	2.050273	Texas	37	84,518,885.61	12.32%	32	4.8191	2.084726
Arkansas	1	172,811.35	0.03%	36	4.4860	1.425800	Utah	1	7,383,693.72	1.08%	38	4.2440	4.270200
California	14	110,705,596.17	16.13%	21	3.9355	2.759612	Virginia	5	17,624,714.90	2.57%	30	5.3845	1.771424
Connecticut	3	65,296,612.35	9.51%	34	4.0517	1.390146	Washington	2	2,583,921.75	0.38%	36	4.4860	1.425800
Delaware	4	12,394,519.75	1.81%	37	4.6821	3.193223	Wisconsin	4	4,047,461.73	0.59%	4	3.6629	3.554029
Florida	7	39,215,329.65	5.71%	34	4.7406	1.775876	Wyoming	1	509,200.38	0.07%	36	4.4860	1.425800
Georgia	3	9,900,862.40	1.44%	38	4.2440	4.270200	Totals	160	686,303,332.28	100.00%	31	4.3688	2.136271
Illinois	3	1,868,874.40	0.27%	36	4.4860	1.425800
									Property Type³
Indiana	9	38,339,849.38	5.59%	29	4.3991	2.035275
Iowa	1	507,128.85	0.07%	0	3.5628	3.812800		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	5	25,226,437.71	3.68%	38	4.2526	4.169419		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	1	418,381.31	0.06%	0	3.5628	3.812800	Defeased	5	41,143,143.70	5.99%	37	4.7331	NAP
Maryland	2	4,961,561.22	0.72%	4	3.6576	3.567824	Industrial	42	125,113,734.71	18.23%	25	4.2035	3.701641
Michigan	9	18,122,339.66	2.64%	24	4.1796	2.883906	Lodging	68	87,686,719.56	12.78%	36	4.6847	1.545038
Minnesota	4	3,905,304.80	0.57%	9	3.8043	3.188386	Mixed Use	2	14,276,964.35	2.08%	36	4.7084	2.156175
Missouri	3	2,444,591.60	0.36%	0	3.5628	3.812800	Office	28	304,700,406.96	44.40%	28	4.0828	1.907717
Nevada	1	568,214.83	0.08%	0	3.5628	3.812800	Retail	15	113,382,363.01	16.52%	37	4.9003	1.752672
New Jersey	2	17,616,869.96	2.57%	37	5.2499	0.882863	Totals	160	686,303,332.28	100.00%	31	4.3688	2.136271
New York	2	81,900,000.00	11.93%	36	3.7325	1.698640
North Carolina	2	1,279,227.86	0.19%	21	4.0984	2.428004
Ohio	10	24,313,846.71	3.54%	32	4.9558	1.330800
Oklahoma	3	1,013,708.05	0.15%	24	4.1722	2.237277
Oregon	1	1,094,238.90	0.16%	36	4.4860	1.425800

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	41,143,143.70	5.99%	37	4.7331	NAP	Defeased	5	41,143,143.70	5.99%	37	4.7331	NAP
	3.99999% or less	4	205,279,179.90	29.91%	17	3.6363	2.651545	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	6	197,320,054.59	28.75%	37	4.2824	2.426612	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	14	156,273,540.88	22.77%	37	4.7686	1.704109	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	5	86,287,413.21	12.57%	35	5.4109	1.390237	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	686,303,332.28	100.00%	31	4.3688	2.136271	49 months or greater	29	645,160,188.58	94.01%	30	4.3455	2.184563
								Totals	34	686,303,332.28	100.00%	31	4.3688	2.136271
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	41,143,143.70	5.99%	37	4.7331	NAP	Defeased	5	41,143,143.70	5.99%	37	4.7331	NAP
	84 months or less	29	645,160,188.58	94.01%	30	4.3455	2.184563	Interest Only	9	397,179,179.90	57.87%	27	3.9459	2.545798
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	354 months or less	20	247,981,008.68	36.13%	36	4.9856	1.605990
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	355 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	686,303,332.28	100.00%	31	4.3688	2.136271	Totals	34	686,303,332.28	100.00%	31	4.3688	2.136271
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	41,143,143.70	5.99%	37	4.7331	NAP			No outstanding loans in this group
Underwriter's Information		1	15,000,000.00	2.19%	36	4.4860	2.720000
	12 months or less	28	630,160,188.58	91.82%	30	4.3422	2.171818
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	686,303,332.28	100.00%	31	4.3688	2.136271
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	307771003	OF	New York	NY	Actual/360	3.669%	236,982.08	0.00	0.00	N/A	06/01/27	--	75,000,000.00	75,000,000.00	06/01/24
2	308231002	Various Various		Various	Actual/360	3.563%	199,512.78	4,751,221.63	0.00	N/A	06/05/24	--	65,030,401.53	60,279,179.90	06/05/24
3	308231003	IN	Various	Various	Actual/360	4.244%	237,546.11	0.00	0.00	N/A	08/01/27	--	65,000,000.00	65,000,000.00	06/01/24
4	308231004	LO	Various	Various	Actual/360	4.486%	173,832.50	0.00	0.00	N/A	06/01/27	--	45,000,000.00	45,000,000.00	06/01/24
4A	695100792	LO	Sunnyvale	CA	Actual/360	4.486%	57,944.17	0.00	0.00	N/A	06/01/27	--	15,000,000.00	15,000,000.00	06/01/24
5	308231005	OF	Stamford	CT	Actual/360	4.088%	211,203.00	0.00	0.00	N/A	07/01/27	--	60,000,000.00	60,000,000.00	06/01/24
6	308231006	OF	San Francisco	CA	Actual/360	3.555%	137,744.62	0.00	0.00	N/A	04/06/24	--	45,000,000.00	45,000,000.00	05/06/24
8	695100807	RT	Various	TX	Actual/360	5.460%	126,866.51	39,891.65	0.00	N/A	07/06/27	--	26,983,306.69	26,943,415.04	06/06/24
9	308231009	OF	Cupertino	CA	Actual/360	3.861%	83,118.75	0.00	0.00	N/A	06/01/27	--	25,000,000.00	25,000,000.00	06/01/24
10	308231010	OF	Boca Raton	FL	Actual/360	4.970%	87,404.88	35,642.74	0.00	N/A	07/01/27	--	20,423,026.35	20,387,383.61	06/01/24
12	695100810	RT	Valparaiso	IN	Actual/360	4.645%	75,062.34	28,005.10	0.00	N/A	07/06/27	--	18,766,236.12	18,738,231.02	06/06/24
13	307331026	LO	Newark	NJ	Actual/360	5.290%	76,446.60	42,672.16	0.00	N/A	07/06/27	--	16,781,983.53	16,739,311.37	04/06/20
14	307331013	OF	Allentown	PA	Actual/360	4.690%	61,728.05	26,338.23	0.00	N/A	05/06/27	--	15,284,475.04	15,258,136.81	06/06/24
15	308231015	OF	Fort Washington	PA	Actual/360	5.280%	70,330.14	22,475.46	0.00	N/A	03/06/27	--	15,468,506.85	15,446,031.39	06/06/24
16	695100798	RT	Prescott	AZ	Actual/360	4.565%	63,394.77	21,357.32	0.00	N/A	07/06/27	--	16,126,995.06	16,105,637.74	06/06/24
17	307331028	LO	Various	Various	Actual/360	5.680%	71,966.10	14,713,649.88	0.00	N/A	07/06/24	--	14,713,649.88	0.00	06/06/24
18	695100794	RT	Waxahachie	TX	Actual/360	4.870%	60,566.94	25,644.54	0.00	N/A	07/06/27	--	14,442,669.31	14,417,024.77	06/06/24
20	307331015	OF	Dublin	OH	Actual/360	5.150%	62,535.56	21,006.45	0.00	N/A	03/06/27	--	14,101,347.31	14,080,340.86	06/06/24
21	695100787	RT	Lakeway	TX	Actual/360	4.930%	56,387.02	23,495.73	0.00	N/A	06/06/27	--	13,282,291.94	13,258,796.21	06/06/24
22	695100796	MF	Houston	TX	Actual/360	4.750%	54,865.75	22,598.88	0.00	N/A	07/06/27	--	13,413,697.89	13,391,099.01	06/06/24
23	307331029	IN	Alexandria	VA	Actual/360	5.900%	66,543.98	19,460.81	0.00	N/A	06/06/27	--	13,097,775.36	13,078,314.55	06/06/24
24	695100788	RT	The Woodlands	TX	Actual/360	4.710%	46,462.72	21,038.35	0.00	N/A	06/06/27	--	11,455,776.87	11,434,738.52	06/06/24
25	695100785	OF	Palm Beach Gardens	FL	Actual/360	4.725%	42,730.40	14,485.17	0.00	N/A	06/06/27	--	10,502,095.32	10,487,610.15	06/06/24
26	695100802	RT	Greenville	MI	Actual/360	4.530%	35,840.99	15,005.95	0.00	N/A	07/06/27	--	9,188,034.83	9,173,028.88	06/06/24
27	695100806	RT	Fort Wayne	IN	Actual/360	4.670%	31,555.41	13,409.34	0.00	N/A	07/06/27	--	7,846,892.52	7,833,483.18	06/06/24
28	308231028	MU	Newark	DE	Actual/360	4.980%	31,682.76	11,165.24	0.00	N/A	06/01/27	--	7,388,129.59	7,376,964.35	06/01/24
29	695100789	RT	Hartville	OH	Actual/360	4.950%	29,510.43	10,522.32	0.00	N/A	06/06/27	--	6,923,268.50	6,912,746.18	06/06/24
30	695100797	LO	Aiken	SC	Actual/360	4.800%	25,625.54	16,776.24	0.00	N/A	07/06/27	--	6,199,727.02	6,182,950.78	06/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	695100795	MU	New York	NY	Actual/360	4.418%	26,250.28	0.00	0.00	N/A	07/06/27	--	6,900,000.00	6,900,000.00	06/06/24
32	695100808	MF	Lafayette	IN	Actual/360	4.795%	25,336.06	10,255.09	0.00	N/A	07/06/27	--	6,136,083.79	6,125,828.70	06/06/24
33	695100805	MF	Lafayette	IN	Actual/360	4.730%	23,583.56	9,789.82	0.00	N/A	07/06/27	--	5,790,140.30	5,780,350.48	06/06/24
34	695100790	OF	Phoenix	AZ	Actual/360	4.470%	20,897.41	9,018.17	0.00	N/A	06/06/27	--	5,429,072.76	5,420,054.59	06/06/24
35	695100793	IN	Coral Springs	FL	Actual/360	4.550%	21,102.07	8,764.04	0.00	N/A	07/06/27	--	5,385,853.83	5,377,089.79	06/06/24
36	307331024	LO	San Antonio	TX	Actual/360	4.910%	20,198.30	12,749.81	0.00	N/A	07/06/27	--	4,777,207.22	4,764,457.41	06/06/24
37	695100803	MF	Indianapolis	IN	Actual/360	4.660%	17,731.23	7,564.35	0.00	N/A	07/06/27	--	4,418,691.34	4,411,126.99	06/06/24
Totals							2,670,489.81	19,954,004.47	0.00				706,257,336.75	686,303,332.28
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	76,147,766.76	18,330,393.19	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	52,369,305.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,628,150.45	4,768,843.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	45,032,538.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,424,939.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	16,528,451.00	0.00	--	--	--	0.00	0.00	137,550.87	137,550.87	0.00	0.00
8	3,895,013.03	1,106,458.74	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,826,228.19	1,223,182.49	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,181,779.88	612,904.01	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,148,165.10	545,604.91	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,221,305.00	0.00	--	--	06/12/24	5,212,669.38	438,710.72	95,129.43	5,513,467.79	83,880.00	0.00
14	7,400,407.74	1,811,196.20	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,345,467.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,954,722.32	452,058.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,403,927.00	1,928,841.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,777,849.88	439,684.04	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,786,128.01	962,579.39	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,411,926.48	308,218.71	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	930,178.55	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,310,163.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,507,603.08	442,981.46	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	834,622.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,377,889.05	326,798.43	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	758,433.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,201,378.44	1,045,020.99	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	573,917.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	865,845.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	596,446.78	165,353.65	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	496,467.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	267,006,837.55	35,400,297.26				5,212,669.38	438,710.72	232,680.30	5,651,018.66	83,880.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	308231002	4,751,221.63	Partial Liquidation (Curtailment)	0.00	0.00
17	307331028	14,682,510.25	Disposition	0.00	0.00
Totals		19,433,731.88		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	0	0.00	0	0.00	1	16,739,311.37	0	0.00	1	16,739,311.37	0	0.00	1	4,751,221.63	1	14,682,510.25	4.368755%	4.304878%	31
05/17/24	0	0.00	0	0.00	1	16,781,983.53	0	0.00	1	16,781,983.53	0	0.00	0	0.00	0	0.00	4.391054%	4.323328%	31
04/17/24	0	0.00	0	0.00	1	16,826,923.60	0	0.00	1	16,826,923.60	0	0.00	0	0.00	1	19,389,393.73	4.391533%	4.323815%	32
03/15/24	0	0.00	0	0.00	1	16,869,198.48	0	0.00	1	16,869,198.48	0	0.00	0	0.00	0	0.00	4.401407%	4.350480%	33
02/16/24	1	60,000,000.00	0	0.00	1	16,916,230.60	0	0.00	1	16,916,230.60	0	0.00	0	0.00	0	0.00	4.401915%	4.350984%	34
01/18/24	0	0.00	0	0.00	1	16,958,100.50	0	0.00	1	16,958,100.50	0	0.00	0	0.00	0	0.00	4.402346%	4.351412%	35
12/15/23	0	0.00	0	0.00	1	16,999,780.54	0	0.00	1	16,999,780.54	0	0.00	1	2,574,474.19	0	0.00	4.402775%	4.372428%	36
11/17/23	0	0.00	0	0.00	1	17,043,764.70	0	0.00	1	17,043,764.70	0	0.00	0	0.00	0	0.00	4.400281%	4.369968%	37
10/17/23	0	0.00	0	0.00	1	17,085,056.28	0	0.00	1	17,085,056.28	0	0.00	0	0.00	0	0.00	4.400706%	4.370374%	38
09/15/23	0	0.00	0	0.00	1	17,128,666.17	0	0.00	1	17,128,666.17	0	0.00	0	0.00	0	0.00	4.401164%	4.370813%	39
08/17/23	0	0.00	0	0.00	1	17,169,572.76	0	0.00	1	17,169,572.76	0	0.00	1	2,395,124.28	0	0.00	4.401583%	4.371213%	40
07/17/23	0	0.00	0	0.00	1	17,210,293.85	0	0.00	1	17,210,293.85	0	0.00	0	0.00	0	0.00	4.399270%	4.368932%	41
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	308231006	05/06/24	0	5	137,550.87	137,550.87	0.00	45,000,000.00	04/08/24	0
13	307331026	04/06/20	49	6	95,129.43	5,513,467.79	94,341.90	18,717,700.80	06/19/20	7			01/24/23
Totals					232,680.30	5,651,018.66	94,341.90	63,717,700.80
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		105,279,180	60,279,180		45,000,000	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		272,753,734	272,753,734		0	0
37 - 48 Months		308,270,419	291,531,107		0	16,739,311
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	686,303,332	669,564,021	0	0	0	16,739,311
May-24	706,257,337	644,475,353	45,000,000	0	0	16,781,984
Apr-24	706,817,418	644,990,495	0	45,000,000 0		16,826,924
Mar-24	726,757,266	709,888,068	0	0	0	16,869,198
Feb-24	727,394,862	650,478,631	60,000,000	0	0	16,916,231
Jan-24	727,940,243	710,982,143	0	0	0	16,958,101
Dec-23	728,483,297	711,483,517	0	0	0	16,999,781
Nov-23	731,643,484	714,599,719	0	0	0	17,043,765
Oct-23	732,181,719	715,096,663	0	0	0	17,085,056
Sep-23	732,762,788	715,634,122	0	0	0	17,128,666
Aug-23	733,296,246	716,126,673	0	0	0	17,169,573
Jul-23	736,222,552	719,012,258	0	0	0	17,210,294
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	308231005	60,000,000.00	60,000,000.00	135,900,000.00	02/01/24	8,120,249.00	1.19460	12/31/23	07/01/27	I/O
6	308231006	45,000,000.00	45,000,000.00	294,000,000.00	03/13/17	16,444,998.00	2.68060	12/31/23	04/06/24	I/O
13	307331026	16,739,311.37	18,717,700.80	20,300,000.00	02/07/24	1,221,305.00	0.85440	12/31/23	07/06/27	216
17	307331028	0.00	-	51,700,000.00	12/15/23	1,665,595.00	1.21710	06/30/20	07/06/24	216
Totals		121,739,311.37	123,717,700.80	501,900,000.00		27,452,147.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	308231005	OF	CT	12/28/23	2

The loan transferred to Special Servicing for imminent monetary default effective 12/28/2023. The loan is secured by 3 office buildings located in Stamford, CT built in 1986 and renovated in 2015. The property consists of 851,529 RSF and is currently 78.8% leased. The total debt is comprised of five pari passu loans. There is $11.86MM of outstanding Mezzanine debt. Cash management is in place. A receiver was appointed as of 5/23/2024.

6	308231006	OF	CA	04/08/24	0
Loan transferred to Special due to imminent default 4/8/24

13	307331026	LO	NJ	06/19/20	7

COVID - Loan transferred to special servicing 6/19/2020 for imminent monetary default. The subject is a 200-room lodging property located in Newark, NJ. The property was built in 2004 and renovated in 2013, 2019, and 2022. The 3/2/2023 inspection found the asset to be in overall good condition at that time. For TTM Mar 2024, the property achieved 83.0% Occ, $145.40 ADR, and $120.62 RevPAR (109.0 RevPAR index). Elevator cab updates and new curtains for the meeting space are the next capital projects that are in process. The asset is REO. The special servicer continues to monitor market and asset performance, as well as the capital markets, to determine when to dispose of the REO asset.

17	307331028	LO	Various	05/29/20	11

Loan was transferred for Imminent Default as a result of the Covid-19 pandemic. Borrower has continued to provide required financial reporting in a timely manner. Borrower and Special Servicer executed a Forbearance Agreement on

10/29/2021 that provides f or a 16-month deferral of tax escrows from April 2020-July 2021 to be repaid over an 11-month period ending November 2022. Borrower performed under the terms of the Agreement. Special Servicer is currently in the process of reviewing a joinder agreement which confirms the addition of new equity partners at the closing of the Forbearance Agreement. Currently awaiting execution by Borrower. Additionally, Special Servicer is currently awaiting updates on an ongoing franchise default at the Fairfield Inn Char lotte Northlake property. Tracking period for the franchise issues ends 6/30/2024. Borrower reached out and indicated it has began the process of marketing the entire portfolio for sale ahead of Maturity in July 2024. Sale expected to close in June 2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	695100799	20,915,420.90	4.74500%	20,915,420.90	4.74500%	10	06/26/20	04/06/20	08/11/20
11	695100799	0.00	4.74500%	0.00	4.74500%	10	08/11/20	04/06/20	06/26/20
17	307331028	0.00	5.68000%	0.00	5.68000%	10	10/29/21	04/06/20	--
36	307331024	5,346,878.58	4.91000%	5,346,878.58	4.91000%	10	05/04/20	05/06/20	06/11/20
36	307331024	0.00	4.91000%	0.00	4.91000%	10	06/11/20	05/06/20	05/04/20
Totals		26,262,299.48		26,262,299.48
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	307331028 06/17/24	14,713,649.88	51,700,000.00	15,143,279.57	429,629.69	15,143,279.57	14,713,649.88	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		14,713,649.88	51,700,000.00	15,143,279.57	429,629.69	15,143,279.57	14,713,649.88	0.00	0.00	0.00	0.00
Cumulative Totals		14,713,649.88	51,700,000.00	15,143,279.57	429,629.69	15,143,279.57	14,713,649.88	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	307331028	06/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	12,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,612.79	0.00	0.00	23,722.71	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	(160,000.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(143,470.54)	0.00	0.00	23,722.71	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(119,747.83)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27